Inventories - Allowance for Obsolescence and/or Lower Market Values (Detail) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Inventory Disclosure [Abstract]
Allowance for obsolescence and/or lower market value	€ (267,366)	€ (193,513)
Addition for the year	(164,852)	(130,911)	(60,300)
Effect of changes in exchange rates	2,532	1,009
Utilization of the provision	168,088	56,049
Allowance for obsolescence and/or lower market value	€ (261,598)	€ (267,366)	€ (193,513)